Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment, Net

As of September 30, 2025 and March 31, 2025, property and equipment consisted of the following:

	September 30,	March 31,
	2025	2025
	(unaudited)
Fixtures	¥3,664	¥3,664
Tooling and equipment	337	337
Computers and other equipment	430	308
Vehicles	7,218	7,218
Total property and equipment	¥11,649	¥11,527
Less: Accumulated depreciation	(5,520)	(4,581)
Total property and equipment, net	¥6,129	¥6,946